8 Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	R$ 150,003	R$ 71,217
Neither Past Due Nor Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	71,095	18,194
1 To 30 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	15,042	14,433
31 To 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	27,221	18,413
91 To 180 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	20,543	15,394
More Than 180 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	R$ 16,102	R$ 4,783